Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from continuing operations before taxes (CHF)
Switzerland	SFr 257	SFr 1,770	SFr 2,985
Foreign	(857)	1,697	1,735
Income/(loss) before taxes	(600)	3,467	4,720
Current and deferred taxes
Switzerland	316	163	175
Foreign	485	204	531
Current income tax expense	801	367	706
Switzerland	222	450	171
Foreign	3	(16)	418
Deferred income tax expense	225	434	589
Income tax expense	1,026	801	1,295
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(63)	25	13
Cumulative translation adjustment	4	0	(4)
Unrealized gains/(losses) on securities	0	(6)	7
Actuarial gains/(losses), Tax	228	(18)	99
Net prior service credit/(cost)	(23)	(33)	58
Share-based compensation and treasury shares	(4)	(4)	(5)
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate	(111)	693	1,038
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	370	(62)	(101)
of which total foreign tax expense	488	188	949
Changes in tax law and rates	(33)	(6)	(28)
Non-deductible amortization of other intangible assets and goodwill impairment	(300)	0	1
Other non-deductible expenses	386	254	371
of which non-deductible interest expenses	200	117	274
of which resolution of interest cost deductibility with and between international tax authorities		157
of which non-deductible bank levy costs and other non-deductible compensation expenses	39	68	56
of which non-deductible expenses or non-deductible provision accruals	93	46
of which non-deductible other expenses	43	23	34
of which contingency accrual relating to non-deductible interest expense	(11)	(41)	28
Additional taxable income	15	8	7
Lower taxed income	(146)	(234)	(325)
of which tax benefit in respect to non-taxable dividend income	41		45
of which tax benefit related non-taxable life insurance income	77	67	73
of which business transfer		(19)	(160)
of which exempt income	15		14
of which concessionary and lower taxed income	15	67	26
of which revaluations of equity investments		79
(Income)/loss taxable to non-controlling interests	11	18	8
Changes in deferred tax valuation allowance	621	322	116
Change in recognition of outside basis difference	2	(9)	4
(Windfall tax benefits)/shortfall tax charges on share-based compensation	37	76	39
Other	174	(259)	165
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement			(53)
of which tax (benefit)/charge from the impact of prior year adjustments	(24)	(82)	(20)
of which tax benefit from the reduction in own-credit revaluation gains/(losses)	14	14	(58)
of which tax impact of transitional adjustments arising from adoption of new accounting standards	51	78	123
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2021		26
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2020	29	(180)	165
of which change in tax rules		(141)
of which withholding taxes	100	61
Income tax expense	1,026	801	1,295
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 257	SFr 1,770	SFr 2,985
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	18.50%	20.00%	22.00%
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability		SFr 252
of which benefit earnings mix from group of Swiss entities		(34)
UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	SFr 781		SFr (157)
Decrease in deferred tax valuation allowance	1,000
Japan, US, UK [Member]
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			273
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		353
UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		(31)
Switzerland, Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	(160)
Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	291	244	112
Bank
Income from continuing operations before taxes (CHF)
Switzerland	1,659	2,477	3,259
Foreign	(1,750)	734	1,134
Income/(loss) before taxes	(91)	3,211	4,393
Current and deferred taxes
Switzerland	302	151	164
Foreign	472	188	518
Current income tax expense	774	339	682
Switzerland	156	367	194
Foreign	8	(9)	422
Deferred income tax expense	164	358	616
Income tax expense	938	697	1,298
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(62)	25	13
Cumulative translation adjustment	4	0	(4)
Unrealized gains/(losses) on securities	(4)	(6)	7
Actuarial gains/(losses), Tax	0	(19)	4
Net prior service credit/(cost)	0	1	0
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate	(17)	642	966
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	92	(64)	(109)
of which total foreign tax expense	480	179	940
Changes in tax law and rates	(29)	(5)	9
Non-deductible amortization of other intangible assets and goodwill impairment	(181)	0	1
Other non-deductible expenses	369	253	368
of which non-deductible interest expenses	200	117	274
of which resolution of interest cost deductibility with and between international tax authorities		157
of which non-deductible bank levy costs and other non-deductible compensation expenses	39	68	56
of which non-deductible expenses or non-deductible provision accruals	93	46
of which non-deductible other expenses	28	23	34
of which contingency accrual relating to non-deductible interest expense	(11)	(41)	28
Additional taxable income	15	8	7
Lower taxed income	(129)	(221)	(314)
of which tax benefit in respect to non-taxable dividend income	41		45
of which tax benefit related non-taxable life insurance income	77	67	73
of which business transfer		(19)	(160)
of which exempt income	5		14
of which concessionary and lower taxed income	5	53	20
of which revaluations of equity investments		79
(Income)/loss taxable to non-controlling interests	12	18	8
Changes in deferred tax valuation allowance	612	281	114
Change in recognition of outside basis difference	3	(13)	4
(Windfall tax benefits)/shortfall tax charges on share-based compensation	37	75	39
Other	154	(277)	205
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement			(53)
of which tax (benefit)/charge from the impact of prior year adjustments	(30)	(80)	(20)
of which tax impact of transitional adjustments arising from adoption of new accounting standards		78	123
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2021		26
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2020	29	(180)	165
of which change in tax rules		(141)
of which withholding taxes	100	61
Income tax expense	938	697	1,298
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 1,659	SFr 2,477	SFr 3,259
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	18.50%	20.00%	22.00%
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability		SFr 222
Increase in deferred tax valuation allowance	SFr 900
of which benefit earnings mix from group of Swiss entities	51	(34)
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	771		SFr (158)
Bank | Japan, US, UK [Member]
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			272
Bank | UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		312
Bank | UK and Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		(31)
Bank | Switzerland, Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	(159)
Bank | Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 230	SFr 162	SFr 360